Accumulated Other Comprehensive Income (Loss) - Summary of Accumulated Other Comprehensive Income, Net of Taxes (Details) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	$ 9,601,684	$ 10,079,257	$ 10,138,979	$ 10,303,649
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	141	542,832	572,085
Net unrealized foreign exchange losses
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(192,709)	(193,402)	(101,400)
Accumulated Gain (Loss), Financial Liability, Fair Value Option, Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(18,889)	(5,728)	(34,432)
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	0	470	(1,138)
Net minimum pension liability
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(61,582)	(55,886)	(62,391)
AOCI Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	$ (273,039)	$ 288,286	$ 372,724